Capital Reserve	3 Months Ended
Mar. 31, 2022
Disclosure Of Classes Of Share Capital [Abstract]
Capital Reserve

10. CAPITAL RESERVE

	THREE MONTH ENDED MARCH 31,
	2022	2021
Opening carrying amount	55,953	19,979
Share warrants exercised (Note 11)	99	—
Share capital issue, net of issuance costs (Note 9)	7,809	—
Closing carrying amount	63,861	19,979